PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
Machinery and equipment (i)	5,982,900	5,982,900
Electronics and office equipment	11,030	7,222
Total property and equipment	5,993,930	5,990,122

Less: Accumulated depreciation	927,918	28,949
Less: Provision for impairment (ii)	307,733	—
Property and equipment, net	4,758,279	5,961,173

(i)	On December 15, 2022, the Company entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of $5,980,000, payable in the Company’s ordinary shares. According to the Valuation Report for the Market Value for the Cryptocurrency Mining Servers issued by International United Consulting & Appraisal Limited on November 10, 2022, the market value of these assets is $5,980,000.

(ii)	During 2023, approximately 20 machines of the Web3 decentralized storage infrastructure experienced severe malfunctions that prevented them from continuing operations. The Company scrapped the machines and recognized an impairment loss of $307,734.